Financial assets at fair value through profit or loss (Details Narrative)				12 Months Ended
	Nov. 20, 2023 USD ($)	Nov. 20, 2023 SGD ($)	Dec. 10, 2018 USD ($)	Apr. 30, 2024 SGD ($)
Financial Assets At Fair Value Through Profit Or Loss
Insurance service expenses from insurance contracts issued	$ 750,000		$ 500,000
Insurance expense	235,617	$ 322,220	151,340
Bank borrowings, undiscounted cash flows	$ 169,000		$ 111,999
Insuance charges and fees				$ 64,412